INCOME TAX - Income tax expense (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
INCOME TAX
Current income tax provision	$ 58,030	¥ 398,477	¥ 16,230	¥ 307,900
Deferred income tax provision	0	0	0	0
Provision for income tax	$ 58,030	¥ 398,477	¥ 16,230	¥ 307,900